SHARE OPTION PLANS - Additional information (Detail)	12 Months Ended				12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 2003 Plan [Member]	Dec. 31, 2011 2003 Plan [Member]	Dec. 31, 2012 2003 Plan [Member] Employees and Directors [Member]	Feb. 10, 2010 2004 Plan [Member]	Feb. 10, 2010 2004 Plan [Member] USD ($)	Feb. 10, 2010 2004 Plan [Member] CNY	Dec. 31, 2012 2004 Plan [Member] Y	Dec. 31, 2011 2004 Plan [Member]	Feb. 10, 2010 2006 Plan [Member]	Dec. 31, 2012 2006 Plan [Member] CNY	Dec. 31, 2011 2006 Plan [Member]	Feb. 10, 2010 Vest over one year [Member] 2006 Plan [Member]	Feb. 10, 2010 Vest over four years [Member] 2006 Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Issue options to employees and directors							2,574,400
Expiry of options							Nov. 07, 2013		Feb. 10, 2020	Feb. 10, 2020
Options to purchase ordinary shares	3,605,152	3,711,785	4,124,472	3,320,311	1,095,279	1,106,279					2,509,873	2,605,506
Options available under future plan					627,429	628,929					797,824	698,441
Options to employees											4,300,000
Maximum term period for the plan											10
Options to employees to purchase			976,500						976,500	976,500
Exercise price									$ 1.6	11.0
Vesting period								1 year	4 years	4 years
Nonvested shares granted								585,771					2,213,824			1,443,912	769,912
Nonvested shares outstanding	384,956	669,738										92,304		577,434	384,956
Fair market value percentage of ordinary shares on grant date														100.00%
Vesting percentage																25.00%	25.00%
weighted-average vesting period of options	5 years												9 months 18 days
Aggregate intrinsic value of options outstanding and exercisable														382
Unrecognized share-based compensation cost related to options	523,000
Unrecognized share-based compensation cost related to nonvested shares	602,000
weighted-average vesting period of nonvested shares	1 year 1 month 6 days
Ordinary shares were reserved for future share option exercises														976,542